Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
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Goodwill and Intangible Assets
Note 6  Goodwill and Intangible Assets
(a) Change in the carrying value of goodwill and intangible assets
The following table presents the change in carrying value of goodwill and intangible assets.

For the year ended December 31, 2023	Balance, January 1, 2023	Net additions/ (disposals)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2023
Goodwill	$6,014	$–	$	n/a	$(95)	$5,919
Indefinite life intangible assets
Brand	813	–		n/a	(22)	791
Fund management contracts and other (1)	1,048	–		n/a	(14)	1,034
	1,861	–		n/a	(36)	1,825
Finite life intangible assets (2)
Distribution networks	881	31		(53)	(25)	834
Customer relationships	643	(4)		(53)	(4)	582
Software	1,068	274		(217)	(23)	1,102
Other	52	11		(5)	(10)	48
	2,644	312		(328)	(62)	2,566
Total intangible assets	4,505	312		(328)	(98)	4,391
Total goodwill and intangible assets	$10,519	$312		$(328)	$(193)	$10,310

For the year ended December 31, 2022	Balance, January 1, 2022	Net additions/ (disposals) (3),(4)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2022
Goodwill	$5,651	$255	$	n/a	$108	$6,014
Indefinite life intangible assets
Brand	761	–		n/a	52	813
Fund management contracts and other (1)	788	228		n/a	32	1,048
	1,549	228		n/a	84	1,861
Finite life intangible assets (2)
Distribution networks	888	6		(47)	34	881
Customer relationships	687	–		(56)	12	643
Software	1,091	192		(235)	20	1,068
Other	49	7		(6)	2	52
	2,715	205		(344)	68	2,644
Total intangible assets	4,264	433		(344)	152	4,505
Total goodwill and intangible assets	$9,915	$688		$(344)	$260	$10,519

(1)	Fund management contracts are mostly allocated to Canada WAM and U.S. WAM CGUs with carrying values of $ 273 (2022 – $ 273 ) and $ 386 (2022 – $ 397 ), respectively.
(2)
Gross carrying amount of finite life intangible assets was $
2,955
for software, $
1,511

for distribution networks, $
1,136

for customer relationships and $
138

for other (2022 – $
2,736
, $
1,517
, $
1,146
and $
136
), respectively.

(3)
In November 2022, the Company acquired control of Manulife Fund Management Co., Ltd., formerly known as Manulife TEDA Fund Management Co., Ltd, through the purchase of the remaining
51
% of shares that it did not already own from its joint venture partner. The transaction included cash consideration of $
334
and derecognition of the Company’s previous joint venture interest with a fair value of $
321
. Goodwill, indefinite life fund management contracts and distribution networks, and finite life management contracts
, included in Other,
of $255, $185, $52 and $3 were recognized.

(4)	In January 2022, the Company paid $ 256 to VietinBank for an extension of the life of the distribution agreement acquired from Aviva Plc in December, 2021.
(b) Goodwill impairment testing
The Company completed its annual goodwill impairment testing in the fourth quarter of 2023 by determining the recoverable amounts of its businesses using valuation techniques discussed below (refer to notes 1 (f) and 6 (c)). The testing indicated that there was no impairment of goodwill in 2023 (2022 – $nil).

The following tables present the carrying value of goodwill by CGU or group of CGUs.

For the year ended December 31, 2023 CGU or group of CGUs	Balance, January 1, 2023	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2023

Asia

Asia Insurance (excluding Japan)	$162	$–	$(3)	$159

Japan Insurance	360	–	(32)	328

Canada Insurance	1,960	–	(2)	1,958

U.S. Insurance	360	–	(10)	350

Global Wealth and Asset Management

Asia WAM	450	–	(12)	438

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,286	–	(36)	1,250

Total	$6,014	$–	$(95)	$5,919

For the year ended December 31, 2022 CGU or group of CGUs	Balance, January 1, 2022	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2022

Asia

Asia Insurance (excluding Japan)	$152	$–	$10	$162

Japan Insurance	386	–	(26)	360

Canada Insurance	1,955	–	5	1,960

U.S. Insurance	336	–	24	360

Global Wealth and Asset Management

Asia WAM	183	255	12	450

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,203	–	83	1,286

Total	$5,651	$255	$108	$6,014
The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.
(c) Valuation techniques
When determining if a CGU is impaired, the Company compares its recoverable amount to the allocated capital for that unit, which is aligned with the Company’s internal reporting practices. The recoverable amounts were based on fair value less costs to sell (“FVLCS”) for Asia Insurance (excluding Japan) and Asia WAM. For other CGUs, value-in-use (“VIU”) was used.
Under the FVLCS approach, the Company determines the fair value of the CGU or group of CGUs using an earnings-based approach which incorporates forecasted earnings, excluding interest and equity market impacts and normalized new business expenses multiplied by an earnings-multiple derived from the observable price-to-earnings multiples of comparable financial institutions. The price-to-earnings multiple used by the Company for testing ranged from
5.1 to 12.7 (2022 –

4.4 to
 11.6). These FVLCS valuations are categorized as Level 3 of the fair value hierarchy (2022 – Level 3).
Under the VIU approach, used for CGUs with insurance business, an embedded appraisal value is determined from a projection of future distributable earnings derived from both the in-force business and new business expected to be sold in the future, and therefore, reflects the economic value for each CGU’s or group of CGUs’ profit potential under a set of assumptions. This approach requires assumptions including sales and revenue growth rates, capital requirements, interest rates, equity returns, mortality, morbidity, policyholder behaviour, tax rates and discount rates. For non-insurance CGUs, the VIU is based on discounted cash flow analysis which incorporates relevant aspects of the embedded appraisal value approach.
(d) Significant assumptions
To calculate an insurance appraisal value, the Company discounted projected earnings from in-force contracts and valued 20 years of new business growing at expected plan levels, consistent with the periods used for forecasting long-term businesses such as insurance. In arriving at its projections, the Company considered past experience, economic trends such as interest rates, equity returns and product mix as well as industry and market trends. Where growth rate assumptions for new business cash flows were used in the embedded appraisal value calculations, they ranged from zero per cent to 13.0

per cent (2022 – zero per cent to
nine
per cent).
Interest rate assumptions are based on prevailing market rates at the valuation date.
Tax
rates applied to the projections include the impact of internal reinsurance treaties and were
28.0 per cent, 27.8 per cent and 21.0 per cent for the Japan, Canada and U.S. jurisdictions, respectively

(2022 –
28.0 per cent, 27.5 per cent and 21.0
per cent,
respectively). Tax assumptions are sensitive to changes in tax laws as well as assumptions about the jurisdictions in which profits are earned. It is possible that effective tax rates could differ from those assumed.

Discount rates assumed in determining the value-in-use for applicable CGUs or group of CGUs ranged from 10.0 per cent to 13.0 per cent on an after-tax basis or 12.5 per cent to 16.3 per cent on a pre-tax basis (2022 – 10.0 per cent to 12.0 per cent on an after-tax basis or 12.5 per cent to 15.0 per cent on a pre-tax basis).
Key assumptions may change as economic and market conditions change, which may lead to impairment charges in the future. Adverse changes in discount rates (including from changes in interest rates) and growth rate assumptions for new business cash flow projections used in the determination of embedded appraisal values or reductions in market-based earnings multiples calculations may result in impairment charges in the future which could be material.